Financial Instruments - Schedule of Portfolios of Financial Instruments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	$ 1,508,649,114	$ 1,303,957,419
Deposits
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	18,634,330,825	12,429,468,649
Fair Value through OCI	0	0
Liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	9,005,522	107,760,501
Amortized Cost	0	0
Fair Value through OCI	0	0
Derivative Financial Instruments
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	7,672,255	26,651,539
Amortized Cost	0	0
Fair Value through OCI	0	0
Repurchase Transactions
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	389,701,262	50,839,676
Fair Value through OCI	0	0
Other Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	3,562,811,596	2,772,848,068
Fair Value through OCI	0	0
Financing Received from the Argentine Central Bank and Other Financial Institutions
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	441,780,166	300,794,066
Fair Value through OCI	0	0
Debt Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	1,009,506,228	201,900,664
Fair Value through OCI	0	0
Subordinated Debt Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	266,114,122	447,750,094
Fair Value through OCI	0	0
Cash and Due from Banks
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	6,744,840,168	4,346,311,187
Fair Value through OCI	0	0
Argentine Central Bank's Notes
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	2,594,477
Amortized Cost	0
Fair Value through OCI	0
Argentine Central Bank's Bills
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss		0
Amortized Cost		688,829,173
Fair Value through OCI		0
Government Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	1,377,242,413	1,247,412,362
Amortized Cost	0	0
Fair Value through OCI	0	0
Corporate Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	128,812,224	56,545,057
Amortized Cost	0	0
Fair Value through OCI	0	0
Derivative Financial Instruments
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	4,161,315	76,849,407
Amortized Cost	0	0
Fair Value through OCI	0	0
Repurchase Transactions
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss		0
Amortized Cost		2,548,194,271
Fair Value through OCI		0
Other Financial Assets
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	333,431,624	107,359,282
Amortized Cost	1,402,948,386	280,485,439
Fair Value through OCI	0	0
Loans and Other Financing
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	24,845,169	0
Amortized Cost	14,363,246,752	6,708,657,840
Fair Value through OCI	0	0
Other Debt Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	2,180,297,530	3,459,581,060
Fair Value through OCI	2,300,407,860	46,445,322
Financial Assets Pledged as Collateral
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	16,812,161	78,513,193
Amortized Cost	1,337,483,673	861,261,425
Fair Value through OCI	130,120,241	0
Investments in Equity Instruments
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	42,086,831	20,987,008
Amortized Cost	0	0
Fair Value through OCI	$ 0	$ 0